Long-Term Debt (Schedule of Boyd Bank Credit Facility) (Details) - Bank Credit Facility - Boyd - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Amount outstanding	$ 1,621,054	$ 1,782,538
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount outstanding	170,000	245,000
Initial Term Loan
Line of Credit Facility [Line Items]
Amount outstanding	210,938	222,188
Refinancing Term B Loans [Member]
Line of Credit Facility [Line Items]
Amount outstanding	1,170,016	0
Term Loan B
Line of Credit Facility [Line Items]
Amount outstanding	0	271,750
Term Loan B-2 [Member]
Line of Credit Facility [Line Items]
Amount outstanding	0	997,500
Swing Loan
Line of Credit Facility [Line Items]
Amount outstanding	$ 70,100	$ 46,100